Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	719	69.13%
Delinquency, No Missing Data	319	30.67%
No Delinquency, At Least One Month Missing	2	0.19%
Delinquency, At Least One Month Missing	0	0.00%
Total	1040	100.00%

Lookback Period	Loan Count	% of Loans
Twenty-Four (24) Months	1040	100.00%
Total	1040	100.00%